Long-Term Debt and Capital Lease Obligations (Details Textuals) (USD $)			0 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 30, 2012 Crediamigo [Member]	May 10, 2011 Domestic Line Of Credit [Member] banks	Sep. 30, 2012 Domestic Line Of Credit [Member]	Sep. 30, 2012 Domestic Line Of Credit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Line Of Credit [Member] Maximum [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $3,900 due 2014 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $3,900 due 2014 [Member] Foreign Line of Credit [Member] Crediamigo [Member] Minimum [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $3,900 due 2014 [Member] Foreign Line of Credit [Member] Crediamigo [Member] Maximum [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Aug. 31, 2012 Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member] Crediamigo [Member] Minimum [Member]	Sep. 30, 2012 Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member] Crediamigo [Member] Maximum [Member]	Sep. 30, 2012 15% secured notes due 2015 [Member] Crediamigo [Member]	Jun. 29, 2012 Secured foreign currency line of credit up to $23,300 due 2017 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Jun. 28, 2012 Secured foreign currency line of credit up to $23,300 due 2017 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Jul. 10, 2012 Securitization borrowing facility up to $116,700 due 2017 [Member] Revolving Credit Facility [Member] Crediamigo [Member]	Sep. 30, 2012 Securitization borrowing facility up to $116,700 due 2017 [Member] Revolving Credit Facility [Member] Crediamigo [Member]	Sep. 30, 2012 Non Recourse Debt [Member] Secured foreign currency line of credit up to $3,900 due 2014 [Member] Foreign Line of Credit [Member]	Sep. 30, 2012 Non Recourse Debt [Member] Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member]	Sep. 30, 2012 Non Recourse Debt [Member] 15% secured notes due 2015 [Member]	Sep. 30, 2012 Non Recourse Debt [Member] Secured foreign currency line of credit up to $23,300 due 2017 [Member] Foreign Line of Credit [Member]	Sep. 30, 2012 Non Recourse Debt [Member] Securitization borrowing facility up to $116,700 due 2017 [Member] Revolving Credit Facility [Member]	Sep. 30, 2012 Non Recourse Debt [Member] Securitization borrowing facility up to $116,700 due 2017 [Member] Revolving Credit Facility [Member] Crediamigo [Member]	Sep. 30, 2012 Mexican Interbank Equilibrium [Member] Secured foreign currency line of credit up to $19,500 due 2015 [Member] Foreign Line of Credit [Member] Crediamigo [Member]	Sep. 30, 2012 Mexican Interbank Equilibrium [Member] Securitization borrowing facility up to $116,700 due 2017 [Member] Revolving Credit Facility [Member] Crediamigo [Member]
Debt Instrument [Line Items]
Number of banks involved in line of credit facility			5
Maturity period of new credit agreement			4 years
Current borrowing capacity			$ 175,000,000
Revolving credit facility																22,000,000	14,600,000	116,700,000		3,900,000	19,500,000		23,300,000	116,700,000
Line of credit potential maximum			225,000,000
Term loan outstanding			17,500,000
Interest rate description				LIBOR plus 200 to 275 basis points or the bank's base rate plus 100 to 175 basis points
Interest rate to the lenders					2.00%	2.75%		3.00%	9.00%				3.00%	9.00%												6.00%	2.50%
Bank base rate					1.00%	1.75%
Commitment fee description				commitment fee of 37.5 to 50 basis points depending on our leverage ratio calculated at the end of each quarter
Line of Credit Facility, Commitment Fee Percentage on Unused Facility					0.375%	0.50%
Ownership interest		60.00%
Line of Credit Facility, Extended Term of Payment																6 months
Debt Instrument, Frequency of Periodic Payment							monthly payments				monthly payments				monthly payments
Debt Instrument, Periodic Payment							100,000				800,000				100,000
Debt Instrument, Unamortized Premium	2,238,000															2,800,000				199,000	0	597,000	0	0
Line of Credit Facility, Expiration Period																		2 years
Stated interest rate												18.00%			15.00%							15.00%
Line of Credit Facility, Interest Rate at Period End										11.00%	11.00%					14.50%	20.00%		7.30%
Amortization of Debt Discount (Premium)										4,400,000
Amount outstanding under credit facility																									32,679,000
Line of Credit Facility, Periodic Payment																			$ 900,000